Trade Accounts Receivable - Disclosure of Credit Risk Exposure (Detail) - Trade receivables [member] - PEN (S/) S/ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of credit risk exposure [line items]
Financial assets	S/ 1,167,121	S/ 1,044,521	S/ 906,634
Peru [member]
Disclosure of credit risk exposure [line items]
Financial assets	294,667	285,716	199,527
Colombia [member]
Disclosure of credit risk exposure [line items]
Financial assets	727,942	662,272	580,450
México [member]
Disclosure of credit risk exposure [line items]
Financial assets	144,512	96,533	126,657
Current (not past due) [member]
Disclosure of credit risk exposure [line items]
Financial assets	468,493	451,002	449,923
Current (not past due) [member] | Peru [member]
Disclosure of credit risk exposure [line items]
Financial assets	147,220	148,219	109,854
Current (not past due) [member] | Colombia [member]
Disclosure of credit risk exposure [line items]
Financial assets	258,282	222,487	247,064
Current (not past due) [member] | México [member]
Disclosure of credit risk exposure [line items]
Financial assets	62,991	80,296	93,005
1 - 90 days past due [member]
Disclosure of credit risk exposure [line items]
Financial assets	275,933	262,668	255,084
1 - 90 days past due [member] | Peru [member]
Disclosure of credit risk exposure [line items]
Financial assets	58,242	55,959	37,908
1 - 90 days past due [member] | Colombia [member]
Disclosure of credit risk exposure [line items]
Financial assets	155,953	192,844	186,323
1 - 90 days past due [member] | México [member]
Disclosure of credit risk exposure [line items]
Financial assets	61,738	13,865	30,853
91 - 180 days past due [member]
Disclosure of credit risk exposure [line items]
Financial assets	117,199	134,614	59,812
91 - 180 days past due [member] | Peru [member]
Disclosure of credit risk exposure [line items]
Financial assets	19,389	30,187	13,511
91 - 180 days past due [member] | Colombia [member]
Disclosure of credit risk exposure [line items]
Financial assets	83,390	103,337	44,738
91 - 180 days past due [member] | México [member]
Disclosure of credit risk exposure [line items]
Financial assets	14,420	1,090	1,563
181 - 360 days past due [member]
Disclosure of credit risk exposure [line items]
Financial assets	120,982	98,258	74,764
181 - 360 days past due [member] | Peru [member]
Disclosure of credit risk exposure [line items]
Financial assets	21,586	21,118	11,401
181 - 360 days past due [member] | Colombia [member]
Disclosure of credit risk exposure [line items]
Financial assets	95,217	76,379	62,419
181 - 360 days past due [member] | México [member]
Disclosure of credit risk exposure [line items]
Financial assets	4,179	761	944
More than 360 days past due [member]
Disclosure of credit risk exposure [line items]
Financial assets	184,514	97,979	67,051
More than 360 days past due [member] | Peru [member]
Disclosure of credit risk exposure [line items]
Financial assets	48,230	30,233	26,853
More than 360 days past due [member] | Colombia [member]
Disclosure of credit risk exposure [line items]
Financial assets	135,100	67,225	39,906
More than 360 days past due [member] | México [member]
Disclosure of credit risk exposure [line items]
Financial assets	S/ 1,184	S/ 521	S/ 292